GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2018
Government Grants [Abstract]
Disclosure of detailed Information about government participation
The following table provides aggregate information regarding net contributions recognized and amounts not yet received for the projects New Core Markets, Innovate and SimÉco 4.0:

	2018	2017
Net outstanding contribution receivable, beginning of year	$6.3	$7.7
Contributions	29.0	33.3
Payments received	(29.1)	(34.7)
Net outstanding contribution receivable, end of year	$6.2	$6.3

The aggregate contributions recognized for all programs are as follows:

	2018	2017
Contributions credited to capitalized expenditures:
Project New Core Markets	$1.9	$2.3
Project Innovate	2.8	4.1
Project SimÉco 4.0	1.8	1.1
Contributions credited to income:
Project New Core Markets	2.2	2.4
Project Innovate	16.8	23.2
Project SimÉco 4.0	3.5	0.2
Total contributions:
Project New Core Markets	$4.1	$4.7
Project Innovate	19.6	27.3
Project SimÉco 4.0	5.3	1.3